Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments

	December 31, 2019			December 31, 2018
	Fair value	Fair value	Level of Fair	Fair value	Fair value	Level of Fair
(€ million)	asset	liability	value	asset	liability	value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	97	43	2	99	46	2
- Interest currency swap	26		2	14	71	2
- Outright	8	5	2	3	5	2
	131	48		116	122
Derivatives on interest rate
- Interest rate swap	13	34	2	18	6	2
	13	34		18	6
Derivatives on commodities
- Future	192	181	1	1,060	1,107	1
- Over the counter	89	58	2	306	284	2
- Other	12		2	1	5	2
	293	239		1,367	1,396
	437	321		1,501	1,524
Trading derivatives
Derivatives on commodities
- Over the counter	2,387	1,953	2	992	1,031	2
- Future	348	313	1	367	263	1
- Options	21	22	2	80	71	2
	2,756	2,288		1,439	1,365
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	1	596	2	311	196	2
- Future	34	148	1
- Options		2	2	26	15	1
	35	746		337	211
Option embedded in convertible bonds	11	11	2	21	21	2
Gross amount	3,239	3,366		3,298	3,121
Offsetting	(612)	(612)		(1,636)	(1,636)
Net amount	2,627	2,754		1,662	1,485
Of which:
- current	2,573	2,704		1,594	1,445
- non-current	54	50		68	40

Schedule of hedging derivative instruments

Hedging derivative instruments are disclosed below:

	December 31, 2019			December 31, 2018
	Nominal		Change in fair	Nominal		Change in fair
	amount of the	Change in fair	value	amount of the	Change in fair	value
	hedging	value	(ineffective	hedging	value	(ineffective
(€ million)	instrument	(effective hedge)	hedge)	instrument	(effective hedge)	hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	2,179	(1,357)	(2)	3,528	404	2
- Future	1,245	(61)		71	(6)	(2)
	3,424	(1,418)	(2)	3,599	398

Schedule of breakdown of underlying asset or liability under cash flow hedge

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2019			December 31, 2018
	Change of the underlying			Change of the underlying
	asset used for the			asset used for the
	calculation of		Reclassification	calculation of		Reclassification
(€ million)	hedging ineffectiveness	CFH reserve	adjustments	hedging ineffectiveness	CFH reserve	adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	1,444	(656)	(739)	(389)	(13)	642
	1,444	(656)	(739)	(389)	(13)	642

Schedule of effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2019	2018	2017
Net income (loss) on cash flow hedging derivatives	(2)		12
Net income (loss) on other derivatives	289	129	(44)
	287	129	(32)

Schedule of effects recognized in finance income (loss)

Finance income (loss) on derivative financial instruments consisted of the following:

(€ million)	2019	2018	2017
Derivatives on exchange rate	9	(329)	809
Derivatives on interest rate	(23)	22	28
	(14)	(307)	837